Material Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies [Line Items]
Allowance charge amount	$ 1,452	$ 2,116	$ 1,778
Software [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful life	3 years
Software [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful life	5 years